COMPULSORY LOAN - Balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COMPULSORY LOAN
Opening balance	R$ 1,289,602	R$ 1,216,335
Effect on cash flow:
Interest payment	(4,222)	(11,518)
Non-cash effect:
Ingress of resources		44,746
Provision	(38,987)	101,813
Debt charges		(9,360)
Inflation adjustment	25,558	26,632
Write-offs	(14,660)	(97,766)
Final balance	R$ 1,257,291	R$ 1,289,602